INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2019				1,749,127,404
Equity at beginning of period at Dec. 31, 2019	$ 2,220		$ 1,226	$ 2	$ 12,753	$ (1,887)	$ (1,330)	$ (8,312)	$ 994
Profit / (loss) for the period	(350)	[1]	(356)				(356)		6
Other comprehensive income / (loss)	(711)		(631)			(6)	(4)	(621)	(80)
Total comprehensive income / (loss) , net of tax	(1,061)		(987)			(6)	(360)	(621)	(74)
Dividends declared	(326)		(262)				(262)		(64)
Other	(1)		(2)			(2)	26	(26)	1
Number of shares outstanding at end of period (in shares) at Sep. 30, 2020				1,749,127,404
Equity at end of period at Sep. 30, 2020	832		(25)	$ 2	12,753	(1,895)	(1,926)	(8,959)	857
Number of shares outstanding at beginning of period (in shares) at Jun. 30, 2020				1,749,127,404
Equity at beginning of period at Jun. 30, 2020	1,702		811	$ 2	12,753	(1,894)	(1,303)	(8,747)	891
Profit / (loss) for the period	(644)	[1]	(620)				(620)		(24)
Other comprehensive income / (loss)	(221)		(216)			(1)	(3)	(212)	(5)
Total comprehensive income / (loss) , net of tax	(865)		(836)			(1)	(623)	(212)	(29)
Dividends declared	(5)		0						(5)
Other	0		0
Number of shares outstanding at end of period (in shares) at Sep. 30, 2020				1,749,127,404
Equity at end of period at Sep. 30, 2020	832		(25)	$ 2	12,753	(1,895)	(1,926)	(8,959)	857
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2020				1,749,127,404
Equity at beginning of period at Dec. 31, 2020	1,013		163	$ 2	12,753	(1,898)	(1,919)	(8,775)	850
Profit / (loss) for the period	460		375				375		85
Other comprehensive income / (loss)	(94)		(62)				(4)	(58)	(32)
Total comprehensive income / (loss) , net of tax	366		313				371	(58)	53
Dividends declared	(77)		0						(77)
Acquisition of non-controlling interest	(7)		(76)			(76)			69
Acquisition of subsidiary	(10)		(16)			(16)			6
Other	(8)		(5)			(8)	2	1	(3)
Number of shares outstanding at end of period (in shares) at Sep. 30, 2021				1,749,127,404
Equity at end of period at Sep. 30, 2021	1,277		379	$ 2	12,753	(1,998)	(1,546)	(8,832)	898
Number of shares outstanding at beginning of period (in shares) at Jun. 30, 2021				1,749,127,404
Equity at beginning of period at Jun. 30, 2021	1,226		401	$ 2	12,753	(1,921)	(1,690)	(8,743)	825
Profit / (loss) for the period	195		145				145		50
Other comprehensive income / (loss)	(104)		(94)				(4)	(90)	(10)
Total comprehensive income / (loss) , net of tax	91		51				141	(90)	40
Dividends declared	(33)		0						(33)
Acquisition of non-controlling interest	(7)		(76)			(76)			69
Other	0		3			(1)	3	1	(3)
Number of shares outstanding at end of period (in shares) at Sep. 30, 2021				1,749,127,404
Equity at end of period at Sep. 30, 2021	$ 1,277		$ 379	$ 2	$ 12,753	$ (1,998)	$ (1,546)	$ (8,832)	$ 898

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)